Related Party Transactions and Balances	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions and Balances
Related Party Transactions and Balances

24. Related party transactions and balances

The following table outlines the amounts paid to a related party:

	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Lease payments – interest and principal (i)	$1,347,197	$1,307,015	$4,040,392	$2,213,325
Administrative fees and other costs	-	-	-	5,000
	$1,347,197	$1,307,015	$4,040,392	$2,218,325

(I)

A director of the Company is a close family member to an owner of R&C Brown Associates, LP (“R&C”). The Company has 2 operating leases and 1 finance lease with R&C. Included in lease liabilities and right-of-use assets as at September 30, 2022 is $40,733,065 (December 31, 2021 - $41,053,363) and $25,117,364 (December 31, 2021 - $28,035,112), respectively, with respect to leases with R&C.

In addition to the items described above, the Company entered into the following transaction with a related party:

(i)

The counterparty to the Marketing Agreement described in Note 16 (the “Counterparty”) became a related party in May 2021, when its Chief Executive Officer joined the Company’s Board of Directors. On April 27, 2022, the individual resigned from the Company’s Board of Directors and at that time the Counterparty ceased to be a related party. During the three and nine months ended September 30, 2022, the Company expensed $nil and $1,772,725, respectively related to the Marketing Agreement up to April 27, 2022.

29. Related party transactions and balances

a) Related party transactions

The following table outlines the amounts paid to a related party:

	December 31, 2021	December 31, 2020

Lease payments – interest and principal (i)	$4,863,938	$-
Administrative fees and other costs (ii)	5,000	351,449
	$4,868,938	$351,449

(i)

A director of the Company is a close family member to an owner of R&C Brown Associates, LP (“R&C”). The Company has 2 operating leases and 1 finance lease with R&C. Included in lease liabilities and right-of-use assets as at December 31, 2021 is $41,053,363 (December 31, 2020 - $nil) and $28,035,112 (December 31, 2020 - $nil), respectively, with respect to leases with R&C.

(ii)

Prior to the closing of the Qualifying Transaction, pursuant to an administrative services agreement between the Company and its Sponsor, dated July 16, 2019 (the “Administrative Services Agreement”), the Company provided a payment of $10,000 per month to the Sponsor for the utilization of office space, utilities and administrative support. The Company further reimbursed the Sponsor for $231,449 for any out-of-pocket expenses incurred by directors, officers and consultants of the Company which were paid by the Sponsor relating to certain activities on the Company’s behalf, including identifying and negotiating the Qualifying Transaction. The Company recorded $5,000 of administrative fees for the year ended December 31, 2021 (December 31, 2020 - $120,000). The Administrative Services Agreement terminated upon consummation of the Qualifying Transaction.

In addition to the items described above, the Company entered into the following transactions with related parties:

(i)	R&C subscribed for 395,000 shares of the private placement that closed on January 15, 2021.
(ii)

A founder and director of the Company had a 16.34% interest in LCV immediately prior to the Qualifying Transaction. The founder participated in the Qualifying Transaction, under the same terms and conditions as the other participants.

(iii)

The counterparty to the Marketing Agreement described in Note 19 became a related party in May 2021, when its Chief Executive Officer joined the Company’s Board of Directors. The Company expensed $3,284,018 related to this agreement since the counterparty became a related party.

b) Key management personnel

Key management of the Company are its Board of Directors and members of executive management. Key management personnel remuneration includes the following payments:

	December 31, 2021	December 31, 2020
Salaries and benefits	$3,197,006	$-
Share -based compensation	10,793,993	-
	$13,990,999	$-